Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of share-based payment arrangement expense
Share-based compensation consisted of the following for the years ended December 31, 2025 and 2024:

	Years Ended
	December 31, 2025	December 31, 2024
Equity-classified awards:
Stock options	$8,268	$9,374
Performance stock units	10,660	1,705
Restricted stock units	11,779	14,617
Share-based compensation expense: equity-classified awards	30,707	25,696
Liability-classified awards:
Virtual share option awards(1)	5,029	—
Share-based compensation expense: liability-settled awards	5,029	—
Total share-based compensation expense	$35,736	$25,696

(1) Includes the cumulative share-based compensation expense recognized for VSOs granted during the second quarter of 2025, for which the requisite service periods retroactively commenced in January 2023.

Schedule of stock option activity
The total intrinsic value of stock options exercised and the total fair value of stock options vested during the years ended December 31, 2025 and 2024 were as follows:

	Years Ended
	December 31, 2025	December 31, 2024
Total intrinsic value of options exercised	$4,807	$208
Total fair value of shares vested	5,256	8,353
The Company’s stock options activity and related information during the years ended December 31, 2025 and 2024 were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding at January 1, 2025	29,661,070	$4.982
Forfeited	(6,852,414)	7.311
Expired(1)	(2,213,794)	8.959
Exercised	(1,864,272)	0.137
Granted	13,125,215	1.093
Outstanding at December 31, 2025	31,855,805	$2.886	6.65	$28,364
Options exercisable at December 31, 2025	10,122,969	$3.532	3.05	$10,928

(1) Includes adjustments for changes in estimates.

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding at January 1, 2024	27,932,603	$5.290
Forfeited	(1,461,492)	4.514
Expired(1)	(430,377)	14.740
Exercised	(75,391)	2.060
Granted	3,695,727	3.532
Outstanding at December 31, 2024	29,661,070	$4.982	5.50	$8,846
Options exercisable at December 31, 2024	16,718,254	$5.540	3.40	$8,778

(1) Includes adjustments for changes in estimates.

Schedule of fair value assumptions
Significant assumptions used to estimate the fair value of the Company’s stock options granted during the years ended December 31, 2025 and 2024 were as follows:

Years Ended
	December 31, 2025	December 31, 2024
Expected volatility	72% — 79%	71% — 74%
Expected life in years	6.16 - 6.24	6.01 - 6.02
Expected dividends(1)	—%	—%
Risk-free interest rate (based on government bonds)	3.81% — 4.21%	3.63% — 4.52%

(1) The Company has never paid cash dividends nor expects to pay cash dividends in the foreseeable future.

Schedule of restricted stock units activity
The Company’s PSU activity and related information for the years ended December 31, 2025 and 2024 were as follows:

	Number of PSUs	Weighted-Average Grant Date Fair Value
Unvested at January 1, 2025	1,889,582	$3.81
Forfeited	(1,750,337)	2.81
Vested	(359,948)	3.45
Granted	10,011,139	0.94
Unvested at December 31, 2025	9,790,436	$1.06
Inception-to-date PSUs vested at December 31, 2025	756,485	$3.16

	Number of PSUs	Weighted-Average Grant Date Fair Value
Unvested at January 1, 2024	2,024,121	$2.89
Forfeited	(2,141,826)	3.37
Vested	(396,537)	2.89
Granted	2,403,824	4.04
Unvested at December 31, 2024	1,889,582	$3.81
Inception-to-date PSUs vested at December 31, 2024	396,537	$2.89
The Company’s RSU activity and related information for the years ended December 31, 2025 and 2024 were as follows:

	Number of RSUs	Weighted-Average Grant Date Fair Value
Unvested at January 1, 2025	6,333,784	$3.63
Forfeited	(2,394,476)	2.09
Vested	(2,618,222)	3.88
Granted	25,224,914	1.39
Unvested at December 31, 2025	26,546,000	$1.61
Inception-to-date RSUs vested at December 31, 2025	11,679,617	$5.92

	Number of RSUs	Weighted-Average Grant Date Fair Value
Unvested at January 1, 2024	6,145,959	$4.12
Forfeited	(2,459,478)	4.06
Vested	(3,228,557)	4.33
Granted	5,875,860	3.68
Unvested at December 31, 2024	6,333,784	$3.63
Inception-to-date RSUs vested at December 31, 2024	9,061,395	$6.51